Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Research and development	$ 5,212	$ 1,793	$ 2,137	$ 8,722
General and administrative	3,354	2,102	2,982	2,341
Grant reimbursements	(1,914)
Gain on settlement	(635)
Total operating expenses, net	6,017	3,895	5,119	11,063
Loss from operations	(6,017)	(3,895)	(5,119)	(11,063)
Interest expense, net	(2,864)	(767)	(992)	(515)
Other income (expense), net	(94)	211	126	17
Loss from continuing operations	(8,975)	(4,451)
Loss from discontinued operations	(58)
Net loss	$ (9,033)	$ (4,451)	$ (5,985)	$ (11,561)
Net loss per basic and diluted share:
Loss from continuing operations (in dollars per share)	$ (2.56)	$ (6.34)
Loss from discontinued operations (in dollars per share)	(0.02)
Net loss per basic and diluted share (in dollars per share)	$ (2.58)	$ (6.34)
Weighted-average number of common shares outstanding - basic and diluted (in shares)	3,507,338	701,808